Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash	$ 209,577	$ 877,755	$ 12,579,366
Restricted cash		7,000,000	508,261
Accounts receivable, net	252,951	674,626	873,688
Prepaid expenses and other current assets	780,618	1,209,623	2,125,722
Assets held for sale		5,130,028	2,143,027
Total current assets	1,243,146	14,892,032	18,230,064
Fixed assets, net	27,425	48,879	66,028
Investment, net			226,101
Capitalized software, net	213,766	654,556	6,940,653
Intangible assets, net	1,880,000	2,164,722	6,553,683
Goodwill	816,200	1,708,303	32,844,297
Noncurrent assets held for sale			29,622,341
Total assets	4,180,537	19,468,492	94,483,167
Current liabilities
Accounts payable, accrued expenses and other accrued liabilities	4,326,727	4,426,419	5,385,773
Contingent consideration payable		2,283,806	6,300,000
Current portion of deferred revenue	469,874	568,771	871,800
Current portion of long-term debt	7,733,271	13,200,000	13,200,000
Derivative liability			63,178
Liabilities held for sale		2,246,222	3,349,766
Total current liabilities	12,529,872	22,725,218	29,170,517
Deferred revenue, noncurrent		161,802	245,903
Long-term debt, less current portion	849,729	1,407,000	4,105,000
Deferred income tax liabilities			675,291
Noncurrent liabilities held for sale			336,773
Total liabilities	13,379,601	24,294,020	34,533,484
Commitments and contingencies (Note 8)
Stockholders’ equity (deficit)
Preferred stock, Value
Common stock, Value	1,000	460	155
Additional paid-in capital	164,314,084	160,207,367	146,030,203
Accumulated other comprehensive income	295,274	347,100	61,523
Accumulated deficit	(175,717,363)	(167,565,846)	(88,508,236)
Total stockholders’ deficit	(9,199,064)	(4,825,528)	59,949,683
Total liabilities and stockholders’ deficit	4,180,537	19,468,492	94,483,167
Special Voting Preferred Stock
Stockholders’ equity (deficit)
Preferred stock, Value	$ 1,907,941	$ 2,185,391	$ 2,366,038